Note 2 - Summary of Significant Accounting Policies - Amortization and Impairment (Details)	Dec. 31, 2018
Computer equipment [member]
Statement Line Items [Line Items]
Amortization Percentage	30.00%
Office equipment [member]
Statement Line Items [Line Items]
Amortization Percentage	30.00%